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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen International Bond Fund, for the year ended October 31, 2005. This one series has October 31 fiscal year end.

Date of reporting period: October 31, 2005

Item 1 - Reports to Stockholders.

Evergreen International Bond Fund

Evergreen

INTERNATIONAL BOND FUND

Annual Report
as of October 31, 2005

Evergreen Investments™
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen International Bond Fund, which covers the twelve-month period ended October 31, 2005.

During the past year, the financial markets were presented with a variety of challenges. Questions about the sustainability of economic growth, tighter monetary policy, surging energy prices, the terrorist bombings in London and credit downgrades in the auto sector at times all weighed heavily on market sentiment. If all that wasn’t enough to sufficiently rattle investors, hurricanes devastated the gulf region. It is in times such as these when the importance of proper asset allocation cannot be overstated, and we continue to recommend exposure to the global markets. By including an international component, such as those funds available in Evergreen International Trust, we believe investors will be able to minimize volatility while contributing to the performance of their long-term, diversified portfolios.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth more normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher in early autumn.

LETTER TO SHAREHOLDERS continued

Having already anticipated the potential for rising inflation, the Federal Reserve maintained its “measured removal of policy accommodation” throughout the investment period. While the paradox of slower economic growth and tighter monetary policy often confused the markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Indeed, even as the yield curve continued to flatten, we concluded that long-term pricing pressures, despite energy, were insufficient to halt the expansion. As a result, we continued to view monetary policy as one of less stimulation, rather than more restriction, for the U.S. economy.

While the major domestic market indexes often struggled to find their footing, many international markets performed well over the past year, and our portfolio teams worked diligently to identify the best opportunities for our investors. The theme for global growth resonated in Evergreen Emerging Markets Growth Fund, as an emphasis on energy and materials contributed positively to the portfolio, and the managers for Evergreen Global Large Cap Equity Fund employed a similar strategy over the past twelve months. Country-specific themes played a significant role in Evergreen Global Opportunities Fund, as investments in Japan and the Netherlands proved beneficial. Japan’s overweight position was also evident in the performance of Evergreen International Equity Fund. Excess global liquidity and the heightened fears of terror increased demand for gold and the portfolio managers of Evergreen Precious Metals Fund attempted to position the portfolio accordingly. Finally, the investment managers of Evergreen International Bond Fund focused their efforts on identifying markets with little interest rate risk that offered attractive yields, and exposure to the United Kingdom, South Africa, Sweden, Mexico, Canada helped drive performance.

LETTER TO SHAREHOLDERS continued

We encourage long-term investors to diversify globally, in an attempt to pursue improved growth prospects while attempting to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Evergreen International Advisors

Portfolio Managers:

• Anthony Norris
• Alex Perrin
• Peter Wilson

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/15/1993

	Class A	Class B	Class C	Class I	Class IS
Class inception date	9/30/2003	9/30/2003	9/30/2003	12/15/1993	12/15/1993

Nasdaq symbol	ESIYX	ESIUX	ESIVX	ESICX	ESIBX

Average annual return*

1-year with sales charge	-6.66%	-7.38%	-3.61%	N/A	N/A

1-year w/o sales charge	-1.99%	-2.68%	-2.67%	-1.71%	-1.95%

5-year	10.79%	11.32%	11.57%	11.97%	11.71%

10-year	6.46%	6.84%	6.83%	7.03%	6.78%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. Historical performance shown for Class I shares prior to 8/31/1998 is based on the performance of Class Y of the fund’s predecessor fund, CoreFund Global Bond Fund. Historical performance shown for Class IS prior to 8/31/1998 is based on the performance of Class A of the fund’s predecessor fund and reflects the same 0.25% 12b-1 fee applicable to Class IS. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen International Bond Fund Class A shares, versus a similar investment in the JPMorgan Global Government Bond Excluding U.S. Index (JPMGXUS) and the Consumer Price Index (CPI).

The JPMGXUS is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -1.99% for the twelve-month period ended October 31, 2005, excluding any applicable sales charges. During the same period, the JPMorgan Global Government Bond Excluding U.S. Index (JPMGXUS) returned -2.43% .

The fund seeks capital growth and current income.

During a period in which non-U.S. bond markets generated weak investment results, the fund outperformed its benchmark, the JPMGXUS, but nevertheless produced a slightly negative return. For much of the 12 months, the volatility of the U.S. dollar has been high. Overall the dollar strengthened in value versus other major currencies, undermining potential gains from non-U.S. fixed income investments. In the final months of 2004, our fundamental analysis of the macroeconomic situation led us to maintain our negative longer-term outlook for the U.S. dollar. However, our shorter-term analysis highlighted that the dollar was ‘over-sold’ and had greater potential for strength in the near term. As a result, we hedged part of our investments back in to the U.S. dollar as a tactical maneuver. While this helped performance initially, we became concerned when the dollar became very volatile on international currency markets early in 2005. The discipline of the manager’s investment process thus reverted to our long-term fundamental strategy by removing most of the hedge position to the dollar. This decision worked against the fund’s relative performance, as the dollar strengthened for much of the fiscal year, while remaining volatile.

In general, our diversification into different countries and sectors helped performance, as did individual security selection. During a period in which many central banks were raising short-term interest rates, we kept the fund’s risk exposure to higher interest rates low by maintaining a defensive duration strategy. The fund’s duration ranged between 75% and 85% of the benchmark for most of the period, helping to support performance. Consistent with this defensive positioning and our view that inflationary pressures were building modestly, we maintained a healthy exposure to inflation-protected government bonds, with positions in index-linked securities of Australia, Sweden, the United Kingdom and, for part of the period, France. Consistent with the longer-term record, our country allocations were a major positive component of the fund’s relative performance. We were overweighted in markets such as Australia, New Zealand, Sweden and Norway. In addition, we invested in sovereign debt of Poland, Hungary and Mexico, three smaller, emerged markets where the nations’ debt ratings had been raised to investment grade. We also maintained a position in the Canadian market.

The primary negative factor holding back performance was our largely unhedged exposure to non-U.S. dollar currencies during a period in which the U.S. dollar rallied.

Average credit quality at the end of the fiscal year was AA.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of October 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class A	$ 1,000.00	$949.42	$ 5.40
Class B	$ 1,000.00	$946.17	$ 8.83
Class C	$ 1,000.00	$946.72	$ 8.83
Class I	$ 1,000.00	$950.73	$ 3.93
Class IS	$ 1,000.00	$948.75	$ 5.21
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.66	$ 5.60
Class B	$ 1,000.00	$ 1,016.13	$ 9.15
Class C	$ 1,000.00	$ 1,016.13	$ 9.15
Class I	$ 1,000.00	$ 1,021.17	$ 4.08
Class IS	$ 1,000.00	$ 1,019.86	$ 5.40

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.10% for Class A, 1.80% for Class B, 1.80% for Class C, 0.80% for Class I and 1.06% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2005	2004	2003[1]

Net asset value, beginning of period	$ 11.41	$10.70	$10.73

Income from investment operations
Net investment income (loss)	0.35[2]	0.40[2]	0.04[2]
Net realized and unrealized gains or losses on investments	(0.55)	0.82	(0.07)[3]

Total from investment operations	(0.20)	1.22	(0.03)

Distributions to shareholders from
Net investment income	(0.42)	(0.47)	0
Net realized gains	(0.05)	(0.04)	0

Total distributions to shareholders	(0.47)	(0.51)	0

Net asset value, end of period	$ 10.74	$11.41	$10.70

Total return[4]	(1.99%)	11.76%	(0.28%)

Ratios and supplemental data
Net assets, end of period (thousands)	$81,315	$28,922	$ 999
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.10%	1.14%	1.42%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.10%	1.14%	1.42%[5]
Net investment income (loss)	3.08%	3.68%	3.85%[5]
Portfolio turnover rate	86%	103%	46%

1 For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2005	2004	2003[1]

Net asset value, beginning of period	$ 11.42	$10.69	$10.73

Income from investment operations
Net investment income (loss)	0.27[2]	0.32[2]	0.03[2]
Net realized and unrealized gains or losses on investments	(0.55)	0.85	(0.07)[3]

Total from investment operations	(0.28)	1.17	(0.04)

Distributions to shareholders from
Net investment income	(0.34)	(0.40)	0
Net realized gains	(0.05)	(0.04)	0

Total distributions to shareholders	(0.39)	(0.44)	0

Net asset value, end of period	$ 10.75	$11.42	$10.69

Total return[4]	(2.68%)	11.20%	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$10,140	$5,766	$ 331
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.80%	1.84%	2.18%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.80%	1.84%	2.18%[5]
Net investment income (loss)	2.39%	2.99%	3.32%[5]
Portfolio turnover rate	86%	103%	46%

1 For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2005	2004	2003[1]

Net asset value, beginning of period	$ 11.40	$10.69	$10.73

Income from investment operations
Net investment income (loss)	0.27[2]	0.32[2]	0.03[2]
Net realized and unrealized gains or losses on investments	(0.55)	0.84	(0.07)[3]

Total from investment operations	(0.28)	1.16	(0.04)

Distributions to shareholders from
Net investment income	(0.34)	(0.41)	0
Net realized gains	(0.05)	(0.04)	0

Total distributions to shareholders	(0.39)	(0.45)	0

Net asset value, end of period	$ 10.73	$11.40	$10.69

Total return[4]	(2.67%)	11.13%	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$31,389	$13,676	$ 811
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.80%	1.84%	2.20%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.80%	1.84%	2.20%[5]
Net investment income (loss)	2.38%	2.98%	3.37%[5]
Portfolio turnover rate	86%	103%	46%

1 For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,					Year Ended
						September 30,
CLASS I	2005	2004	2003	2002	2001[1]	2001

Net asset value, beginning of period	$ 11.40	$ 10.69	$9.14	$ 8.61	$ 8.43	$8.17

Income from investment operations
Net investment income (loss)	0.38[2]	0.43[2]	0.48[2]	0.48	0.04	0.42
Net realized and unrealized gains or losses on investments	(0.55)	0.82	1.84	0.45	0.14	0.37

Total from investment operations	(0.17)	1.25	2.32	0.93	0.18	0.79

Distributions to shareholders from
Net investment income	(0.45)	(0.50)	(0.77)	(0.40)	0	(0.53)
Net realized gains	(0.05)	(0.04)	0	0	0	0

Total distributions to shareholders	(0.50)	(0.54)	(0.77)	(0.40)	0	(0.53)

Net asset value, end of period	$ 10.73	$ 11.40	$10.69	$ 9.14	$ 8.61	$8.43

Total return	(1.71%)	12.04%	25.79%	11.11%	2.14%	9.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$806,728	$427,959	$147,367	$67,487	$65,582	$64,824
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.80%	0.84%	0.91%	0.74%	0.67%[3]	0.71%
Expenses excluding waivers/reimbursements
and expense reductions	0.80%	0.84%	0.91%	0.84%	0.83%[3]	0.79%
Net investment income (loss)	3.39%	3.96%	4.60%	5.55%	5.30%[3]	5.03%
Portfolio turnover rate	86%	103%	46%	54%	0%	66%

1 For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,					Year Ended
						September 30,
CLASS IS	2005	2004	2003	2002	2001[1]	2001

Net asset value, beginning of period	$ 11.41	$10.70	$ 9.16	$ 8.63	$8.45	$8.17

Income from investment operations
Net investment income (loss)	0.35[2]	0.40[2]	0.44[2]	0.44	0.08	0.42
Net realized and unrealized gains or losses on investments	(0.55)	0.83	1.86	0.47	0.10	0.36

Total from investment operations	(0.20)	1.23	2.30	0.91	0.18	0.78

Distributions to shareholders from
Net investment income	(0.42)	(0.48)	(0.76)	(0.38)	0	(0.50)
Net realized gains	(0.05)	(0.04)	0	0	0	0

Total distributions to shareholders	(0.47)	(0.52)	(0.76)	(0.38)	0	(0.50)

Net asset value, end of period	$ 10.74	$11.41	$10.70	$ 9.16	$8.63	$8.45

Total return	(1.95%)	11.83%	25.48%	10.81%	2.13%	9.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,158	$5,816	$2,297	$ 133	$ 204	$ 175
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.05%	1.10%	1.18%	0.98%	0.93%[3]	0.96%
Expenses excluding waivers/reimbursements
and expense reductions	1.05%	1.10%	1.18%	1.08%	1.09%[3]	1.04%
Net investment income (loss)	3.13%	3.71%	4.18%	5.29%	5.07%[3]	4.80%
Portfolio turnover rate	86%	103%	46%	54%	0%	66%

1 For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2005

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 54.5%
CONSUMER DISCRETIONARY 2.5%
Auto Components 0.2%
TRW Automotive, Inc., 10.125%, 02/15/2013 EUR	1,724,000	$2,317,549

Automobiles 0.9%
Renault SA, 6.125%, 06/26/2009 EUR	1,500,000	1,975,165
Volkswagen International, 4.125%, 05/22/2009 EUR	5,100,000	6,297,119

		8,272,284

Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp., 5.625%, 10/07/2009 EUR	500,000	654,163
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	3,690,000	4,784,600

		5,438,763

Media 0.4%
WPP Group plc, 6.00%, 06/18/2008 EUR	3,000,000	3,851,622

Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006 GBP	1,100,000	2,018,700

Specialty Retail 0.2%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	1,500,000	1,937,767

CONSUMER STAPLES 3.5%
Beverages 0.4%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	2,125,000	4,078,305

Food & Staples Retailing 0.8%
Koninklijke Ahold NV, 5.875%, 05/09/2008 EUR	1,600,000	2,027,157
Tesco plc, 4.75%, 04/13/2010 EUR	4,000,000	5,104,570

		7,131,727

Food Products 0.6%
Cadbury Schweppes plc:
4.25%, 06/30/2009 EUR	2,000,000	2,477,849
FRN, 2.45%, 06/29/2007 EUR	2,390,000	2,871,935

		5,349,784

Tobacco 1.7%
British American Tobacco plc:
4.375%, 06/15/2011 EUR	4,000,000	4,939,157
4.875%, 02/25/2009 EUR	3,700,000	4,645,667
5.125%, 07/09/2013 EUR	500,000	641,248
Gallaher Group plc, 5.875%, 08/06/2008 EUR	600,767	773,001
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	3,000,000	5,535,528

		16,534,601

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010 EUR	4,150,000	$5,546,204
Transco plc, 7.00%, 12/15/2008 AUD	6,500,000	4,987,145

		10,533,349

FINANCIALS 41.3%
Capital Markets 3.5%
Goldman Sachs Group, Inc., 4.25%, 08/04/2010 EUR	7,000,000	8,750,084
Merrill Lynch & Co., Inc.:
4.625%, 10/02/2013 EUR	500,000	638,970
5.125%, 09/24/2010 GBP	4,500,000	8,040,220
FRN:
2.38%, 02/09/2006 EUR	2,850,000	3,424,105
2.49%, 03/22/2011 EUR	2,500,000	3,012,207
Morgan Stanley, FRN, 5.33%, 11/14/2013 GBP	5,050,000	9,114,027

		32,979,613

Commercial Banks 22.0%
Australia & New Zealand Banking Group, Ltd., 6.00%, 03/01/2010 AUD	5,100,000	3,812,001
Banco Santander Central Hispano SA, 4.00%, 09/10/2010 EUR	10,900,000	13,591,814
BOS International Australia, Ltd., 3.50%, 01/22/2007 CAD	5,100,000	4,303,644
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	2,200,000	2,818,325
DnB NOR ASA, FRN, 2.26%, 06/03/2009 EUR	4,500,000	5,389,620
Eurofima:
5.50%, 09/15/2009 AUD	11,725,000	8,683,622
MTN, 6.50%, 08/22/2011 AUD	10,000,000	7,741,537
European Investment Bank:
4.25%, 12/07/2010 GBP	6,300,000	10,996,101
7.50%, 06/01/2016 ZAR	30,000,000	4,333,302
FRN, 2.82%, 08/16/2013 GBP	2,350,000	4,773,929
MTN:
5.75%, 09/15/2009 AUD	7,600,000	5,697,932
6.50%, 09/10/2014 NZD	17,240,000	11,947,378
8.00%, 10/21/2013 ZAR	117,695,000	17,737,647
HBOS Treasury Services plc, FRN:
2.23%, 03/14/2008 EUR	3,300,000	3,960,687
3.34%, 01/19/2010 CAD	20,000,000	16,958,307
International Bank for Reconstruction & Development, MTN, 12.50%,
05/14/2012 ZAR	7,500,000	1,330,509
Kreditanstalt Fuer Wiederaufbau:
3.50%, 04/17/2009 EUR	2,620,000	3,204,685
6.00%, 09/15/2009 AUD	2,200,000	1,659,592
7.00%, 04/15/2008 ZAR	26,000,000	3,806,181
MTN, 4.75%, 12/07/2010 GBP	12,237,000	21,830,488
Landesbank Schleswig Holstein, 4.50%, 01/10/2008 SEK	15,000,000	1,958,852

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
Landwirtschaftliche Rentenbank:
5.75%, 06/15/2011 AUD	11,700,000	$8,716,306
6.00%, 09/15/2009 AUD	9,800,000	7,381,014
National Australia Bank, Ltd., 4.75%, 11/28/2008 CAD	3,020,000	2,610,303
Nationwide Building Society:
FRN, 2.25%, 11/01/2008 EUR	3,624,000	4,346,948
FRN, 3.04%, 11/18/2009 CAD	17,100,000	14,524,686
Rabobank Australia, Ltd., MTN, 6.25%, 11/22/2011 NZD	2,914,000	1,991,379
Rabobank Nederland, 4.25%, 01/05/2009 CAD	12,420,000	10,582,629
Unicredito Italiano SpA, FRN, 2.20%, 10/23/2008 EUR	1,500,000	1,797,525

		208,486,943

Consumer Finance 5.0%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	4,354,000	5,920,084
American Express Credit Corp., 5.625%, 08/18/2009 GBP	3,000,000	5,450,889
Deutsche Bahn Finance BV, 6.00%, 06/15/2010 EUR	76,000	102,630
General Electric Capital Corp.:
6.00%, 06/15/2011 AUD	3,000,000	2,238,537
6.50%, 09/28/2015 NZD	6,920,000	4,725,380
FRN, 2.20%, 03/31/2008 EUR	1,750,000	2,097,637
MTN, 5.25%, 12/10/2013 GBP	6,040,000	10,924,242
HSBC Finance Corp.:
5.125%, 06/24/2009 EUR	193,000	247,579
7.00%, 03/27/2012 GBP	2,440,000	4,774,353
International Lease Finance Corp.:
4.125%, 10/09/2008 EUR	2,000,000	2,468,859
FRN, 2.55%, 11/12/2008 EUR	3,000,000	3,618,288
Olivetti Finance NV, 6.875%, 01/24/2013 EUR	40,000	57,065
SLM Corp., 6.50%, 06/15/2010 NZD	2,500,000	1,700,136
Toyota Credit Canada:
4.75%, 12/30/2008 CAD	1,620,000	1,402,011
4.75%, 06/29/2009 CAD	2,300,000	1,992,457

		47,720,147

Diversified Financial Services 3.0%
Cedulas TDA, 3.25%, 06/19/2010 EUR	18,100,000	21,893,816
Corporacion Andina De Fomento, 7.625%, 12/06/2010 GBP	742,000	1,461,060
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	2,000,000	2,526,155
Network Rail Finance plc, FRN, 2.13%, 02/27/2007 EUR	2,300,000	2,758,549

		28,639,580

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Insurance 0.6%
AIG SunAmerica, Inc.:
5.50%, 03/07/2011 EUR	500,000	$663,213
5.625%, 02/01/2012 GBP	2,000,000	3,674,079
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	2,000,000	1,491,860

		5,829,152

Thrifts & Mortgage Finance 7.2%
Britannia Building Society, 8.875%, 09/30/2011 GBP	1,000,000	1,830,532
Canada Mortgage & Housing Corp., Ser. 8, 4.65%, 09/15/2009 CAD	4,400,000	3,826,967
Totalkredit, FRN, 2.51%, 01/01/2015 DKK	387,054,404	62,632,677

		68,290,176

INDUSTRIALS 0.9%
Building Products 0.2%
St. Gobain Nederland BV, 5.00%, 04/16/2010 EUR	1,500,000	1,914,843

Commercial Services & Supplies 0.3%
Agbar International, 6.00%, 11/12/2009 EUR	2,260,000	2,999,077

Electrical Equipment 0.4%
Fimep SA, 11.00%, 02/15/2013 EUR	2,840,000	3,995,639

INFORMATION TECHNOLOGY 0.4%
Office Electronics 0.4%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,293,000	3,229,492

MATERIALS 1.1%
Chemicals 0.2%
The BOC Group plc, 5.875%, 04/29/2009 GBP	1,187,000	2,162,692

Containers & Packaging 0.5%
Crown European Holdings SA, 10.25%, 03/01/2011 EUR	3,000,000	4,126,352
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	500,000	590,335

		4,716,687

Metals & Mining 0.4%
Anglo American plc, 5.125%, 12/15/2010 GBP	2,000,000	3,563,525

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
Deutsche Telekom AG, 7.125%, 07/11/2011 EUR	2,000,000	2,786,142
France Telecom:
4.625%, 01/23/2012 EUR	3,000,000	3,817,819
7.00%, 03/14/2008 EUR	190,000	247,424
7.75%, 03/14/2011 GBP	2,000,000	3,945,243
FRN, 2.37%, 01/23/2007 EUR	2,018,000	2,423,307
Telecom Italia SpA, FRN, 2.46%, 10/29/2007 EUR	2,200,000	2,637,404

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Telenet Communications, Inc., 9.00%, 12/15/2013 EUR	2,000,000	$2,681,380
Valentia Telecommunications, Ltd., 7.25%, 08/15/2013 EUR	500,000	665,820

		19,204,539

UTILITIES 1.7%
Electric Utilities 0.3%
Iberdrola International BV, 4.875%, 02/18/2013 EUR	500,000	650,477
International Endesa BV:
4.375%, 06/18/2009 EUR	2,000,000	2,506,497
5.375%, 02/21/2013 EUR	46,000	61,523

		3,218,497

Gas Utilities 0.5%
Total Capital SA, 5.75%, 04/08/2011 AUD	6,000,000	4,445,245

Multi-Utilities 0.4%
Centrica plc, 5.875%, 11/02/2012 GBP	2,000,000	3,699,196

Water Utilities 0.5%
Vivendi Environment:
5.875%, 06/27/2008 EUR	500,000	643,141
5.875%, 02/01/2012 EUR	3,200,000	4,353,304

		4,996,445

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $528,328,548)		517,555,939

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 42.3%
Australia, FRN, 5.39%, 08/20/2015 AUD	32,038,000	36,248,625
Canada, 4.10%, 12/15/2008 CAD	18,800,000	16,044,258
Colombia, 11.375%, 01/31/2008 EUR	1,700,000	2,363,737
France, 1.63%, 07/25/2015 EUR	25,500,000	31,597,251
Hong Kong, 4.76%, 06/18/2007 HKD	216,150,000	28,131,482
Hungary, 9.25%, 10/12/2007 HUF	4,715,000,000	23,604,777
Mexico:
7.375%, 03/13/2008 EUR	500,000	657,310
8.00%, 12/19/2013 MXN	334,860,000	29,472,574
New Zealand:
6.00%, 04/15/2015 NZD	2,615,000	1,835,407
6.50%, 04/15/2013 NZD	17,370,000	12,535,544
Norway:
5.50%, 05/15/2009 NOK	214,000,000	35,156,489
6.00%, 05/16/2011 NOK	61,060,000	10,493,587

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
Ontario Province:
4.00%, 01/22/2009 CAD	14,000,000	$11,882,074
4.50%, 04/17/2008 CAD	5,300,000	4,553,850
6.25%, 06/16/2015 NZD	17,890,000	12,195,359
6.50%, 12/01/2005 CAD	252,000	213,899
Poland:
8.50%, 05/12/2006 PLN	32,346,000	9,975,862
8.50%, 05/12/2007 PLN	51,300,000	16,369,393
Quebec Province:
4.25%, 07/09/2010 CAD	1,900,000	1,616,830
5.625%, 06/21/2011 EUR	4,620,000	6,230,536
Sweden:
3.82%, 12/01/2015 SEK	234,535,000	38,403,003
5.25%, 03/15/2011 SEK	198,110,000	27,728,420
5.50%, 10/08/2012 SEK	141,410,000	20,414,412
Turkey, 9.875%, 01/24/2008 EUR	500,000	677,147
Ukraine, 10.00%, 03/15/2007 EUR	168,012	213,884
United Kingdom:
6.00%, 05/20/2009 GBP	963,000	4,235,000
6.39%, 08/23/2011 GBP	3,875,000	18,329,069

Total Foreign Bonds - Government (Principal Amount Denominated
in Currency Indicated) (cost $409,997,003)		401,179,779

YANKEE OBLIGATIONS - CORPORATE 0.1%
FINANCIALS 0.1%
Capital Markets 0.1%
UBS Luxembourg SA, 5.41%, 10/24/2006	$ 700,000	710,500

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
TPSA Finance BV, 7.75%, 12/10/2008	500,000	538,115

Total Yankee Obligations - Corporate (cost $1,195,702)		1,248,615

YANKEE OBLIGATIONS - GOVERNMENT 0.1%
Egypt, 8.75%, 07/11/2011	500,000	590,125
Malaysia, 7.50%, 07/15/2011	500,000	560,308

Total Yankee Obligations - Government (cost $1,021,109)		1,150,433

	Shares	Value

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Evergreen Institutional Money Market Fund ø (cost $15,218,486)	15,218,486	15,218,486

Total Investments (cost $955,760,848) 98.6%		936,353,252
Other Assets and Liabilities 1.4%		13,377,446

Net Assets 100.0%		$949,730,698

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of October 31, 2005:
United Kingdom	10.9%	Poland	2.9%
United States	9.4%	Hungary	2.6%
Sweden	9.4%	New Zealand	1.6%
France	7.4%	Switzerland	0.8%
Canada	7.1%	Cayman Islands	0.8%
Denmark	6.8%	Italy	0.5%
Australia	6.7%	Belgium	0.3%
Luxembourg	6.4%	Colombia	0.3%
Germany	5.9%	Venezuela	0.2%
Norway	5.5%	Turkey	0.1%
Spain	3.9%	Ireland	0.1%
Netherlands	3.8%	Egypt	0.1%
Mexico	3.3%	Malaysia	0.1%
Hong Kong	3.1%
			100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2005 (unaudited):
AAA	55.7%
AA	12.9%
A	17.0%
BBB	10.3%
BB	4.1%

	100.0%

The following table shows the percent of total investments by maturity as of October 31, 2005 (unaudited):
Less than 1 year	3.2%
1 to 3 year(s)	12.7%
3 to 5 years	30.8%
5 to 10 years	48.8%
10 to 20 years	4.5%

	100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

Assets
Investments in securities, at value (cost $940,542,362)	$921,134,766
Investments in affiliated money market fund, at value (cost $15,218,486)	15,218,486

Total investments	936,353,252
Foreign currency, at value (cost $4,564,711)	4,565,686
Receivable for Fund shares sold	1,918,644
Interest receivable	16,795,467
Unrealized gains on forward foreign currency exchange contracts	672,162
Prepaid expenses and other assets	125,380

Total assets	960,430,591

Liabilities
Payable for Fund shares redeemed	1,072,010
Unrealized losses on forward foreign currency exchange contracts	9,406,903
Advisory fee payable	12,940
Distribution Plan expenses payable	1,639
Due to other related parties	7,782
Accrued expenses and other liabilities	198,619

Total liabilities	10,699,893

Net assets	$949,730,698

Net assets represented by
Paid-in capital	$973,511,690
Undistributed net investment income	7,468,590
Accumulated net realized losses on investments	(2,764,207)
Net unrealized losses on investments	(28,485,375)

Total net assets	$949,730,698

Net assets consists of
Class A	$81,315,400
Class B	10,139,912
Class C	31,388,909
Class I	806,728,445
Class IS	20,158,032

Total net assets	$949,730,698

Shares outstanding (unlimited number of shares authorized)
Class A	7,574,156
Class B	943,242
Class C	2,926,648
Class I	75,157,337
Class IS	1,876,676

Net asset value per share
Class A	$10.74
Class A — Offering price (based on sales charge of 4.75%)	$11.28
Class B	$10.75
Class C	$10.73
Class I	$10.73
Class IS	$10.74

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2005

Investment income
Interest (net of foreign withholding taxes of $102,302)	$32,439,051
Income from affiliate	233,953

Total investment income	32,673,004

Expenses
Advisory fee	3,894,965
Distribution Plan expenses
Class A	178,832
Class B	92,958
Class C	288,558
Class IS	31,637
Administrative services fee	777,090
Transfer agent fees	257,465
Trustees’ fees and expenses	10,927
Printing and postage expenses	64,544
Custodian and accounting fees	1,058,896
Registration and filing fees	153,504
Professional fees	31,498
Other	16,663

Total expenses	6,857,537
Less: Expense reductions	(8,501)
Expense reimbursements	(449)

Net expenses	6,848,587

Net investment income	25,824,417

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	30,643,888
Foreign currency related transactions	(20,287,696)

Net realized gains on investments	10,356,192
Net change in unrealized gains or losses on investments	(66,212,034)

Net realized and unrealized gains or losses on investments	(55,855,842)

Net decrease in net assets resulting from operations	$(30,031,425)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2005		2004

Operations
Net investment income		$25,824,417		$12,023,484
Net realized gains on investments		10,356,192		2,521,539
Net change in unrealized gains or losses
on investments		(66,212,034)		24,746,190

Net increase (decrease) in net assets
resulting from operations		(30,031,425)		39,291,213

Distributions to shareholders from
Net investment income
Class A		(2,197,504)		(764,020)
Class B		(275,928)		(123,491)
Class C		(855,083)		(343,034)
Class I		(26,527,517)		(12,414,160)
Class IS		(460,983)		(190,997)
Net realized gains
Class A		(230,383)		(17,577)
Class B		(36,807)		(2,013)
Class C		(111,349)		(8,266)
Class I		(2,644,829)		(693,290)
Class IS		(47,902)		(10,560)

Total distributions to shareholders		(33,388,285)		(14,567,408)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,219,494	71,132,372	2,704,539	29,552,280
Class B	641,316	7,434,264	529,641	5,803,508
Class C	2,219,900	25,847,771	1,285,903	14,086,444
Class I	43,473,531	498,302,073	25,813,397	280,520,949
Class IS	2,020,656	22,932,773	540,951	5,905,088

		625,649,253		335,868,269

Net asset value of shares issued in
reinvestment of distributions
Class A	144,600	1,642,478	48,995	528,573
Class B	18,738	214,176	7,027	75,856
Class C	43,741	498,473	15,393	165,985
Class I	1,270,167	14,472,329	647,338	6,983,419
Class IS	8,747	99,788	3,481	37,508

		16,927,244		7,791,341

Automatic conversion of Class B shares
to Class A shares
Class A	24,375	279,122	5,366	58,611
Class B	(24,354)	(279,122)	(5,363)	(58,611)

		0		0

Payment for shares redeemed
Class A	(1,349,729)	(15,191,986)	(316,921)	(3,409,334)
Class B	(197,525)	(2,251,137)	(57,218)	(623,092)
Class C	(537,009)	(6,057,026)	(177,098)	(1,896,726)
Class I	(7,112,932)	(80,567,491)	(2,714,238)	(29,441,576)
Class IS	(662,580)	(7,496,886)	(249,272)	(2,679,506)

		(111,564,526)		(38,050,234)

Net increase in net assets resulting
from capital share transactions		531,011,971		305,609,376

Total increase in net assets		467,592,261		330,333,181
Net assets
Beginning of period		482,138,437		151,805,256

End of period	$ 949,730,698		$ 482,138,437

Undistributed net investment income		$7,468,590		$3,004,214

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen International Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

NOTES TO FINANCIAL STATEMENTS continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses, dividend redesignations and premium amortization. During the year ended October 31, 2005, the following amounts were reclassified:

Undistributed net investment income	$8,956,974
Accumulated net realized losses on investments	(8,956,974)

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.45% as average daily net assets increase.

Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2005, EIMC reimbursed other expenses in the amount of $135 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $314.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2005, EIS received $46,240 from the sale of Class A shares and $20,937 and $12,149 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,121,852,603 and $633,721,202, respectively, for the year ended October 31, 2005.

NOTES TO FINANCIAL STATEMENTS continued

At October 31, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts	U.S. Value at		U.S. Value at	Unrealized
Date	to Receive	October 31, 2005	In Exchange for	October 31, 2005	Loss

12/13/2005	22,000,000,000 JPY	$189,995,828	161,909,949 EUR	$194,530,802	$4,534,974
01/10/2006	18,790,000,000 JPY	162,825,180	139,043,567 EUR	167,319,094	4,493,914

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at	In Exchange	Unrealized
Date	to Deliver	October 31, 2005	for U.S. $	Gain (Loss)

12/12/2005	60,418,000 AUD	$45,068,493	$45,740,655	$672,162
01/05/2006	33,978,000 NZD	23,639,354	23,261,339	(378,015)

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $959,944,175. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,675,086 and $33,266,009, respectively, with a net unrealized depreciation of $23,590,923.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Overdistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Depreciation

$ 1,266,151	$1,419,120	$ 23,933,961

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, premium amortization and unrealized foreign currency gains. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2005	2004

Ordinary Income	$30,317,015	$ 13,835,702
Long-term Capital Gain	3,071,270	731,706

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allega-

NOTES TO FINANCIAL STATEMENTS continued

tions relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase

NOTES TO FINANCIAL STATEMENTS continued

Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT DISTRIBUTIONS

On December 6, 2005, the Fund declared distributions from long-term capital gains to shareholders of record on December 5, 2005. The per share amounts payable on December 7, 2005 are as follows:

Long-term
Capital Gains

Class A	$0.016
Class B	0.016
Class C	0.016
Class I	0.016
Class IS	0.016

On December 15, 2005, the Fund declared distributions from net investment income to share holders of record on December 14, 2005. The per share amounts payable on December 16, 2005 are as follows:

Net Investment
Income

Class A	$0.1024
Class B	0.0838
Class C	0.0822
Class I	0.1100
Class IS	0.1040

These distributions are not reflected in the accompanying financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen International Bond Fund, a series of Evergreen Select Fixed Income Trust, as of October 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen International Bond Fund, as of October 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 27, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $3,071,270 for the fiscal year ended October 31, 2005.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement with EIMC and its sub-advisory agreement with EIMC’s affiliate, First International Advisors, Inc. d/b/a Evergreen International Advisors (“EIA”) (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the “Agreements”). In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Agreements.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Agreements. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory

ADDITIONAL INFORMATION (unaudited) continued

contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund and the fees paid by EIMC under the sub-advisory agreement with EIA. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees also considered information regarding the investment performance of other investment accounts managed by EIMC and its affiliates with comparable investment programs to those of one or more funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC and EIA formulate and implement an investment program for the Fund. They noted that

ADDITIONAL INFORMATION (unaudited) continued

EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management teams, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC and EIA, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and EIA were consistent with their duties under the Agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s Agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and EIA, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund had achieved quite favorable performance, performing in the second quintile over the recently completed one-year period and in the first quintile over recently completed three- and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and

ADDITIONAL INFORMATION (unaudited) continued

administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was below the median of fees paid by comparable funds.

The Trustees considered information regarding the fees paid to EIMC by other clients, including, among others, private accounts or pools managed by EIMC. The Trustees considered information regarding the fees paid to EIMC by other clients, including mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. Fees charged by EIMC to those clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates and noted that the composite for those other accounts, computed on a gross basis compared with the Fund’s gross return, was lower than the investment return of the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564344 rv3 12/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the one series of the Registrant’s annual financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit	$24,204	$22,396
fees
Audit-related fees	0	0

Audit and audit-related fees	24,204	22,396
Tax fees (1)	1,667	1,042
All other fees	0	0

Total fees	$25,870	$23,438

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: October 28, 2005